UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 9/30

Date of reporting period: 12/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FCI Bond Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 60.86%
Corporate Bonds - Domestic — 56.62%
21st Century Fox America, Inc., 4.500%, 2/15/2021	$800,000	$856,117
Agilent Technologies, Inc., 5.000%, 7/15/2020	300,000	323,989
American International Group, Inc., 5.850%, 1/16/2018	1,075,000	1,121,255
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/2019	75,000	83,580
Anthem, Inc., 2.375%, 2/15/2017	500,000	500,570
Applied Materials, Inc., 4.300%, 6/15/2021	225,000	242,052
Associates Corp. of North America, 6.950%, 11/1/2018	200,000	217,141
Bank of America Corp., 6.875%, 4/25/2018	500,000	531,622
Bank of America Corp., 5.650%, 5/1/2018	1,000,000	1,048,098
BB&T Corp., 1.450%, 1/12/2018	500,000	499,251
BlackRock, Inc., 5.000%, 12/10/2019	500,000	543,248
Capital One Financial Corp., 6.750%, 9/15/2017	500,000	517,949
CareFusion Corp., 1.450%, 5/15/2017	310,000	310,332
Celgene Corp., 3.625%, 5/15/2024	500,000	503,226
Citigroup, Inc., 5.375%, 8/9/2020	550,000	600,360
CVS Health Corp., 1.900%, 7/20/2018	680,000	682,872
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 6/15/2023 (a)	400,000	424,860
Discover Financial Services, 5.200%, 4/27/2022	475,000	512,337
Fifth Third Bank, 2.250%, 6/14/2021	400,000	395,702
Ford Motor Credit Co LLC, 3.000%, 6/12/2017	900,000	905,337
General Electric Capital Corp., 6.000%, 8/7/2019	150,000	165,790
Goldman Sachs Group, Inc./The, 5.375%, 3/15/2020	1,025,000	1,112,932
Goldman Sachs Group, Inc./The, Series D, 6.000%, 6/15/2020	400,000	443,925
Hartford Financial Services Group, Inc., 5.375%, 3/15/2017	175,000	176,426
Huntington National Bank/The, 5.375%, 2/28/2019	250,000	256,319
Intuit, Inc., 5.750%, 3/15/2017	250,000	252,230
JPMorgan Chase & Co., 6.000%, 1/15/2018	1,225,000	1,278,022
Juniper Networks, Inc., 4.600%, 3/15/2021	625,000	669,786
Keycorp, 2.300%, 12/13/2018	680,000	684,362
McDonald’s Corp., 3.700%, 1/30/2026	98,000	99,960
MetLife, Inc., Series A, 6.817%, 8/15/2018	510,000	549,958
Morgan Stanley, 5.500%, 7/28/2021	656,000	727,677
National Oilwell Varco, Inc. , 2.600%, 12/1/2022	450,000	417,593
Prudential Financial, Inc., 7.375%, 6/15/2019	400,000	450,538
Raymond James Financial, Inc., 3.625%, 9/15/2026	450,000	439,739
Schlumberger Investment, 3.650%, 12/1/2023	450,000	471,783
SunTrust Banks, Inc., 6.000%, 9/11/2017	400,000	412,043
Synchrony Financial, 3.750%, 8/15/2021	500,000	514,432
Time Warner, Inc., 3.400%, 6/15/2022	800,000	805,671
Verizon Communications, Inc., 2.450%, 11/1/2022	600,000	580,324
Wells Fargo & Co., 5.625%, 12/11/2017	200,000	207,380
Wells Fargo & Co., 2.550%, 12/7/2020	500,000	500,850

Total Corporate Bonds — Domestic (Cost $21,720,448)		22,037,638

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Schedule of Investments – (continued)

December 31, 2016 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 60.86% — continued
Corporate Bonds — Foreign — 4.24%
Corporate Bonds - Australia — 0.97%
Westpac Banking Corp., 4.875%, 11/19/2019	$350,000	$375,729

Corporate Bonds - Canada — 1.25%
Canadian Pacific Railway Co., 6.500%, 5/15/2018	31,000	32,900
Encana Corp., 3.900%, 11/15/2021	450,000	454,356

		487,256

Corporate Bond - Isle of Man — 0.90%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022	350,000	349,248

Corporate Bonds - Netherlands — 1.12%
Deutsche Telekom International Finance BV, 6.000%, 7/8/2019	400,000	437,772

Total Corporate Bonds — Foreign (Cost $1,634,186)		1,650,005

Total Corporate Bonds (Cost $23,354,634)		23,687,643

U.S. Treasury Obligations — 24.50%
United States Treasury Note, 2.625%, 11/15/2020	510,000	527,223
United States Treasury Note, 1.750%, 4/30/2022	1,000,000	986,309
United States Treasury Note, 2.500%, 8/15/2023	500,000	508,955
United States Treasury Note, 2.750%, 2/15/2024	3,710,000	3,832,460
United States Treasury Note, 2.250%, 11/15/2024	300,000	298,213
United States Treasury Note, 2.000%, 2/15/2025	600,000	584,086
United States Treasury Note, 2.125%, 5/15/2025	1,650,000	1,617,838
United States Treasury Note, 1.625%, 2/15/2026	500,000	467,276
United States Treasury Note, 3.625%, 8/15/2019	200,000	211,754
United States Treasury Note, 0.750%, 6/30/2017	500,000	500,293

Total U.S. Treasury Obligations (Cost $9,716,229)		9,534,407

U.S. Government Agencies — 7.78%
Federal Home Loan Banks, 2.000%, 11/28/2029	200,000	199,343
Federal Home Loan Mortgage Corporation, 1.000%, 10/27/2023	700,000	689,457
Federal National Mortgage Association, 1.500%, 8/10/2021	600,000	578,420
Federal National Mortgage Association, 1.500%, 8/24/2021	795,000	767,208
Federal National Mortgage Association, 1.500%, 3/30/2026	800,000	792,921

Total U.S. Government Agencies (Cost $3,082,144)		3,027,349

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Schedule of Investments – (continued)

December 31, 2016 (Unaudited)

	Principal Amount	Fair Value
U.S. Government Mortgage Backed Agencies — 4.26%
Federal Home Loan Mortgage Corporation, Pool #A57160, 5.500%, 2/1/2037	$21,777	$24,135
Federal National Mortgage Association, Pool #832648, 5.000%, 9/1/2035	22,227	24,265
Federal National Mortgage Association, Pool #832949, 5.000%, 9/1/2035	20,124	21,925
Federal National Mortgage Association, Pool #745133, 5.500%, 11/1/2035	39,992	44,759
Federal National Mortgage Association, Pool #845549, 5.500%, 1/1/2036	57,802	65,893
Federal National Mortgage Association, Pool #878104, 5.500%, 4/1/2036	16,726	18,612
Federal National Mortgage Association, Pool #MA0918, 4.000%, 12/1/2041	445,634	469,233
Federal National Mortgage Association, Pool #AB4300, 3.500%, 1/1/2042	342,251	353,041
Federal National Mortgage Association, Pool #AI8577, 3.000%, 8/1/2042	637,060	637,078

Total U.S. Government Mortgage Backed Agencies (Cost $1,650,000)		1,658,941

	Shares
Preferred Stocks — 0.25%
Federal National Mortgage Association, Series S, 8.250%	12,000	96,000

Total Preferred Stocks (Cost $300,000)		96,000

Money Market Securities — 1.15%
Fidelity Investments – Government Portfolio – Class I, 0.39% (b)	446,445	446,445

Total Money Market Securities (Cost $446,445)		446,445

Total Investments – 98.80% (Cost $38,549,452)		38,450,785

Other Assets in Excess of Liabilities – 1.20%		468,477

NET ASSETS – 100.00%		$38,919,262

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2016.

At December 31, 2016, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Unrealized appreciation	$410,939
Unrealized depreciation	(509,845)

Net unrealized depreciation	$(98,906)

Aggregate cost of securities for federal income tax purposes	$38,549,691

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Related Notes to the Schedule of Investments

December 31, 2016

(Unaudited)

The FCI Bond Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

FCI Bond Fund

Related Notes to the Schedule of Investments – continued

December 31, 2016

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, which the Board has determined represents fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at December 31, 2016 in valuing the Fund’s investments:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Domestic Corporate Bonds	$—	$22,037,638	$—	$22,037,638
Foreign Corporate Bonds	—	1,650,005	—	1,650,005
U.S. Treasury Obligations	—	9,534,407	—	9,534,407
U.S. Government Agencies	—	3,027,349	—	3,027,349
U.S. Government Mortgage Backed Agencies	—	1,658,941	—	1,658,941
Preferred Stocks	96,000	—	—	96,000
Money Market Securities	446,445	—	—	446,445

Total	$542,445	$37,908,340	$—	$38,450,785

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of December 31, 2016 based on input levels assigned at September 30, 2016.

IRON Strategic Income Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Fair Value
Convertible Notes — 9.28%

Convertible Notes - Domestic — 8.87%
Akamai Technologies, Inc., 0.000%, 2/15/2019 (a)	$500,000	$520,003
Ares Capital Corp., 4.750%, 1/15/2018	500,000	514,375
Brookdale Senior Living, Inc., 2.750%, 6/15/2018	500,000	488,438
Cornerstone OnDemand, Inc., 1.500%, 7/1/2018	500,000	521,875
CSG Systems International, Inc., 4.250%, 3/15/2036 (b)	500,000	560,312
Electronics For Imaging, Inc., 0.750%, 9/1/2019	500,000	531,562
Gogo, Inc., 3.750%, 3/1/2020	500,000	380,938
IAS Operating Partnership LP, 5.000%, 3/15/2018 (b)	500,000	501,250
Live Nation Entertainment, Inc., 2.500%, 5/15/2019	500,000	535,312
Macquarie Infrastructure Corp., 2.875%, 7/15/2019	500,000	583,125
Molina Healthcare, Inc., 1.625%, 8/15/2044	500,000	570,937
National Health Investors, Inc., 3.250%, 4/1/2021	500,000	563,125
NRG Yield, Inc., 3.500%, 2/1/2019 (b)	500,000	500,000
Old Republic International Corp., 3.750%, 3/15/2018	500,000	628,125
Prospect Capital Corp., 5.750%, 3/15/2018	500,000	514,375
SEACOR Holdings, Inc., 3.000%, 11/15/2028	500,000	442,813
Shutterfly, Inc., 0.250%, 5/15/2018	500,000	508,438
Starwood Property Trust, Inc., 4.000%, 1/15/2019	500,000	563,437
Vector Group Ltd., 1.750%, 4/15/2020 (c)	500,000	575,937
Verint Systems, Inc., 1.500%, 6/1/2021	500,000	470,938
Viavi Solutions, Inc., 0.625%, 8/15/2033	500,000	519,375
WebMD Health Corp., 2.500%, 1/31/2018	500,000	513,125
Workday, Inc., 0.750%, 7/15/2018	500,000	526,875

		12,034,690

Convertible Notes - Mexico — 0.41%
Cemex SAB de CV, 3.750%, 3/15/2018 (d)	500,000	563,437

Total Convertible Notes (Cost $12,201,798)		12,598,127

U.S. Treasury Obligations — 0.11%
United States Treasury Bill, 0.000%, 3/16/2017	150,000	149,852

Total U.S. Treasury Obligations (Cost $149,855)		149,852

See accompanying notes which are an integral part of this schedule of investments.

IRON Strategic Income Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Fair Value
Mutual Funds — 44.34%

American Beacon SiM High Yield Opportunities Fund	499,716	$4,792,275
BlackRock High Yield Portfolio - BlackRock Class	18,472	141,127
Columbia High Yield Bond Fund - Class R5	1,565,197	4,554,722
Columbia Income Opportunities Fund - Class Z	318,518	3,121,479
Deutsche High Income Fund - Institutional Class	38,386	180,031
Eaton Vance High Income Opportunities Fund - Class I	330,972	1,486,066
Eaton Vance Income Fund of Boston - Institutional Class	209,582	1,200,906
Federated Institutional High-Yield Bond Fund - Institutional Class	162,425	1,601,509
Janus High-Yield Fund - Class I	12,755	107,905
Lazard US Corporate Income Portfolio - Institutional Class	531,369	2,587,768
Lord Abbett High Yield Fund - Class I	494,376	3,727,595
MainStay High Yield Corporate Bond Fund - Class I	1,248,621	7,167,084
PIA High Yield Fund	104,491	1,061,633
PIMCO High Yield Fund - Institutional Class	600,314	5,288,764
Principal High Yield Fund - Institutional Class	41,271	300,044
Prudential High Yield Fund - Class Q	1,721,048	9,396,923
Vanguard High-Yield Corporate Fund - Admiral Shares	1,221,533	7,121,539
Voya High Yield Bond Fund - Class I	788,975	6,343,357

Total Mutual Funds (Cost $58,875,045)		60,180,727

Exchange-Traded Funds — 38.95%

iShares iBoxx $ High Yield Corporate Bond ETF (e)	180,775	15,646,076
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	25,000	2,496,500
PowerShares Fundamental High Yield Corporate Bond Portfolio (f)	812,257	15,262,309
SPDR Bloomberg Barclays High Yield Bond ETF	495,800	18,071,910
Vanguard Intermediate-Term Government Bond ETF	21,652	1,383,996

Total Exchange-Traded Funds (Cost $52,607,629)		52,860,791

See accompanying notes which are an integral part of this schedule of investments.

IRON Strategic Income Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Fair Value
Money Market Securities — 31.03%
Federated Treasury Obligations Fund - Institutional Shares, 0.36% (g)	10,420,048	$10,420,048
Fidelity Institutional Money Market Treasury Only - Class I, 0.31% (g)	10,420,048	10,420,048
First American Treasury Obligations Fund - Class Z, 0.39% (g) (h)	10,862,548	10,862,548
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.35% (g)	10,420,048	10,420,048

Total Money Market Securities (Cost $42,122,692)		42,122,692

Total Investments – 123.71% (Cost $165,957,019)		167,912,189

Liabilities in Excess of Other Assets – (23.71)%		(32,183,885)

NET ASSETS – 100.00%		$135,728,304

(a)	Zero coupon bond.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2016.
(d)	Foreign corporate bond denominated in U.S. dollars
(e)	All or a portion of the security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016 was $432,750.
(f)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period less than 30 days.
(g)	Rate disclosed is the seven day effective yield as of December 31, 2016.
(h)	All or a portion of this security purchased with cash proceeds from securities on loan and serves as collateral for those securities as of December 31, 2016. The total value of collateral held for securities on loan was $442,500.

IRON Strategic Income Fund
Schedule of Open Futures Contracts	December 31, 2016 (Unaudited)
	Number of Contracts Long/ (Short)	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note, Expires March 2017	(9)	$(1,118,531)	$(10,138)
AUD Currency Futures Contract, Expires March 2017	1	72,020	398
British Pound Futures Contract, Expires March 2017	1	77,238	348
Euro Currency Futures Contract, Expires March 2017	(1)	(132,175)	(909)

			$(10,301)

At December 31, 2016, the net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$1,265,816
Gross unrealized depreciation	(163,294)

Net unrealized appreciation on investments	$1,102,522

Aggregate cost of securities for federal income tax purposes	$166,809,667

See accompanying notes which are an integral part of this schedule of investments.

IRON Equity Premium Income Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 97.25%
SPDR S&P 500 ETF Trust (a)	21,200	$4,738,836

Total Exchange-Traded Funds (Cost $4,394,594)		4,738,836

Money Market Securities - 2.15%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio—Class I, 0.35% (b)	104,997	104,997

Total Money Market Securities (Cost $104,997)		104,997

Total Investments – 99.40% (Cost $4,499,591)		4,843,833

Other Assets in Excess of Liabilities – 1.07%		51,962

Written Call Options – (0.47%) (Premium Received $28,823)		(22,896)

NET ASSETS – 100.00%		$4,872,899

(a)	All or a portion of the security is held as collateral for written call options.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2016.

IRON Equity Premium Income Fund

Schedule of Written Options

December 31, 2016 (Unaudited)

	Outstanding Contracts	Fair Value
Written Call Options — (0.47)%
SPDR S&P 500 ETF Trust/February 2017/Strike Price $228.50 (a)	(212)	$(22,896)

Total Written Call Options (Premiums Received $28,823)		$(22,896)

(a)	The call contract has a multiplier of 100 shares.

At December 31, 2016, the net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$342,950
Gross unrealized depreciation	—

Net unrealized appreciation on investments	$342,950

Aggregate cost of securities for federal income tax purposes	$4,477,987

See accompanying notes which are an integral part of this schedule of investments.

IRON Funds

Related Notes to the Schedule of Investments

December 31, 2016

(Unaudited)

The Iron Strategic Income Fund (the “Strategic Income Fund”) and the Iron Equity Premium Income Fund (the “Equity Premium Income Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on dividends have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

IRON Funds

Related Notes to the Schedule of Investments - continued

December 31, 2016

(Unaudited)

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the Funds. These securities are categorized as Level 1 securities.

Written option contracts that the Fund invests in are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued at the mean of the last bid and ask prices. The options will gene3rally be categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation. These securities will be classified as Level 2 securities.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be classified as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Fair value pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

IRON Funds

Related Notes to the Schedule of Investments - continued

December 31, 2016

(Unaudited)

The following is a summary of the inputs used in valuing the Funds’ investments as of December 31, 2016:

Strategic Income Fund

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Convertible Notes*	—	12,598,127	—	12,598,127
U.S. Treasury Obligations	—	149,852	—	149,852
Mutual Funds	60,180,727	—	—	60,180,727
Exchange-Traded Funds	52,860,791	—	—	52,860,791
Money Market Securities	42,122,692	—	—	42,122,692

Total	$155,164,210	$12,747,979	$—	$167,912,189

Liabilities				Total
Futures Contracts**	$10,301	$—	$—	$10,301

Total	$10,301	$—	$—	$10,301

Equity Premium Income Fund

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,738,836	$—	$—	$4,738,836
Money Market Securities	104,997	—	—	104,997

Total	$4,843,833	$—	$—	$4,843,833

Liabilities				Total
Written Call Options	$(22,896)	$—	$—	$(22,896)

Total	$(22,896)	$—	$—	$(22,896)

*	See schedule of investments for additional country information related to convertible notes.
**	Reflects net depreciation as of December 31, 2016.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended December 31, 2016 based on input levels assigned at September 30, 2016.

Futures Contracts - The Strategic Income Fund may use futures contracts for any lawful purpose consistent with its investment objective such as hedging, managing risk or obtaining market exposure. The Strategic Income Fund may enter into futures contracts, including, but not limited to, interest rate, commodity and index futures. The Income Strategic Fund may also purchase and sell (write) covered and uncovered put and call options on futures contracts.

The purchase of futures contracts or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Strategic Income Fund may also purchase and sell interest rate futures contracts on a short-term trading basis as a means of managing the duration of and interest rate exposure of the Strategic Income Fund. The Strategic Income Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Strategic Income Fund will engage in this strategy only when the Adviser believes it is more advantageous to the Strategic Income Fund than purchasing the futures contract.

IRON Funds

Related Notes to the Schedule of Investments - continued

December 31, 2016

(Unaudited)

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statements of Assets and Liabilities. The change in unrealized net appreciation/(depreciation) is reported on the Statements of Operations. When a contract is closed, a realized gain or loss is reported on the Statements of Operations, equal to the difference between the opening and closing value of the contract. Cash held at broker as of September 30, 2016 is held for collateral for futures transactions and is restricted from withdrawal.

Written Options Contracts - The Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

Security loans – Under the terms of the securities lending agreement with U.S. Bank, the Strategic Income Fund may make loans of its portfolio securities (in an amount up to 25% of Fund net assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, loans will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC, the Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in fair value; (5) the Fund may pay only reasonable fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). At all times the margin of collateral to fair value of loaned securities shall be at least 102%. As of December 31, 2016, the Strategic Income Fund loaned securities having a fair value of $432,750 and received $442,500 of cash collateral for the loan from National Financial Services, LLC. This cash was invested in money market securities.

Appleseed Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 65.66%
Business Services — 1.90%
Yusen Logistics Co. Ltd. (a)	322,600	$3,366,093

Consumer Discretionary — 8.49%
Bayerische Motoren Werke AG (a)	60,000	5,616,555
Grand Canyon Education, Inc. *	73,260	4,282,047
Hyundai Home Shopping Network Corp. (a)	55,933	5,163,545

		15,062,147

Consumer Staples — 16.03%
Herbalife Ltd. (a) *	326,100	15,698,454
United Natural Foods, Inc. (b) *	267,160	12,748,875

		28,447,329

Financials — 7.59%
Jones Lang LaSalle, Inc.	48,165	4,866,592
Oaktree Capital Group LLC (b)	229,500	8,606,250

		13,472,842

Health Care — 0.05%
Joint Corp./The *
	30,000	79,500

Industrials — 11.30%
Aggreko PLC (a)	601,354	6,821,325
COSCO SHIPPING Ports Ltd. (a)	4,738,000	4,760,519
Titan International, Inc.	274,438	3,076,450
Toyo Tanso Co. Ltd. (a)	334,800	5,382,175

		20,040,469

Information Technology — 6.85%
Samsung Electronics Co. Ltd. (a)	2,600	3,879,119
ScanSource, Inc. *	44,750	1,805,662
Syntel, Inc. *	326,566	6,462,741

		12,147,522

Materials — 1.99%
Mosaic Co./The	120,378	3,530,687

Pharmaceuticals — 1.51%
Novartis AG ADR (a) (b)	36,750	2,676,870

Telecommunication Services — 9.95%
China Mobile Ltd. ADR (a)	91,620	4,803,637
SK Telecom Co., Ltd. ADR (a)	346,729	7,246,636
Verizon Communications, Inc. (b)	105,065	5,608,370

		17,658,643

Total Common Stocks (Cost $118,594,733)		116,482,102

Closed-End Trusts — 14.86%
Sprott Physical Gold Trust (a) (c) *	2,806,839	26,356,218

Total Closed-End Trusts (Cost $28,123,829)		26,356,218

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Investments – (continued)

December 31, 2016 (Unaudited)

	Principal Amount	Fair Value
U.S. Government Securities — 5.91%
United States Treasury Note, 0.63%, 7/31/2017	$3,500,000	$3,498,796
United States Treasury Note, 0.75%, 10/31/2017	3,500,000	3,497,333
United States Treasury Note, 0.88%, 1/15/2018	3,500,000	3,498,838

Total U.S. Government Securities (Cost $10,505,391)		10,494,967

Foreign Government Bonds — 4.01%
Mexican Bonos, Series M, 5.75%, 3/5/2026 (d)	66,500,000	2,868,940
Singapore Government Bond, 2.50%, 6/1/2019 (d)	6,000,000	4,250,709

Total Foreign Government Bonds (Cost $7,891,535)		7,119,649

Certificates of Deposit — 1.56%
Beneficial Bank, 0.20%, 1/18/2017	250,000	250,000
Community Bank, 0.45%, 3/8/2017	250,000	250,000
Community Bank, 0.75%, 9/21/2017	1,022,692	1,022,692
New Resource Bank, 0.05%, 1/18/2017	249,447	249,447
Self-Help Federal Credit Union, 0.25%, 2/2/2017	250,000	250,000
Self-Help Federal Credit Union, 0.25%, 2/28/2017	250,000	250,000
Spring Bank, 0.90%, 9/30/2017	250,000	250,000
Sunrise Bank , 0.12%, 1/3/2017	250,000	250,000

Total Certificates of Deposit (Cost $2,772,139)		2,772,139

Options Purchased — 0.15%
	Contracts
SPDR S&P 500 ETF, Put @ $173, Expiring February 2017	30,000	270,000

Total Options Purchased (Cost $422,221)		270,000

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Investments – (continued)

December 31, 2016 (Unaudited)

	Shares	Fair Value
Money Market Securities — 7.76%
Federated Government Obligations Fund, Institutional Class, 0.40% (e)	13,759,788	$13,759,788

Total Money Market Securities (Cost $13,759,788)		13,759,788

Total Investments – 99.91% (Cost $182,069,636)		177,254,863

Other Assets in Excess of Liabilities – 0.09%		158,622

NET ASSETS – 100.00%		$177,413,485

(a)	Foreign security denominated in U.S. dollars.
(b)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on December 31, 2016, was $13,600,926.
(c)	Passive Foreign Investment Company
(d)	Foreign-denominated security. Principal amount reflects local currency.
(e)	Rate disclosed is the seven day effective yield as of December 31, 2016.
*	Non-income producing security.
ADR	— American Depositary Receipt

At December 31, 2016, the appreciation (depreciation) of investments, including securities sold short, for federal income tax purposes, was as follows:

Unrealized appreciation	$10,289,872
Unrealized depreciation	(20,650,909)

Net unrealized depreciation on investments	$(10,361,037)

Aggregate cost of securities for federal income tax purposes	$178,635,765

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Securities Sold Short

December 31, 2016 (unaudited)

	Shares	Fair Value
Common Stocks - Short - (4.92%)
Consumer Discretionary - (1.47%)
ClubCorp Holdings, Inc.	(63,258)	$(907,752)
Mobileye NV (a)	(19,200)	(731,904)
Planet Fitness, Inc.	(48,000)	(964,800)

		(2,604,456)

Financials - (0.75%)
Primerica, Inc.	(19,200)	(1,327,680)

Information Technology - (0.48%)
ViaSat, Inc.	(12,960)	(858,211)

Telecommunication Services - (2.22%)
Sprint Corp.	(468,000)	(3,940,560)

TOTAL COMMON STOCKS - SHORT - (Proceeds Received $ 6,282,926)		$(8,730,907)

(a)	Foreign security denominated in U.S. dollars.

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Futures Contracts

December 31, 2016 (unaudited)

Short Futures Contracts	Number of Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
Japanese Yen Currency Futures Contract March 2017	(66)	$(7,092,525)	$(183,601)

TOTAL SHORT FUTURES CONTRACTS	(66)		$(183,601)

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Related Notes to the Schedule of Investments

December 31, 2016

(Unaudited)

The Appleseed Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (REITS) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including domestic and foreign common stocks, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

December 31, 2016

(Unaudited)

Investments in mutual funds, including closed-end trusts and money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Debt securities, including corporate bonds, U.S. government securities, and foreign government bonds, are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined represents fair value. Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities will be classified as Level 2 securities.

Option contracts are generally valued using the closing price based on quoted data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

December 31, 2016

(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$116,482,102	$—	$—	$116,482,102
Closed-End Trusts	26,356,218	—	—	26,356,218
U.S. Government Securities	—	10,494,967	—	10,494,967
Foreign Government Bonds	—	7,119,649	—	7,119,649
Certificates of Deposit	—	2,772,139	—	2,772,139
Options Purchased	270,000	—	—	270,000
Money Market Securites	13,759,788	—	—	13,759,788

Total	$156,868,108	$20,386,755	$—	$177,254,863

*	Refer to Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Short Common Stocks*	$(8,730,907)	$—	$—	$(8,730,907)
Short Futures Contracts**	(183,601)	—	—	(183,601)

Total	$(8,914,508)	$—	$—	$(8,914,508)

*	Refer to Schedule of Investments for industry classifications.
**	The amount shown represents the net unrealized depreciation of the futures contracts.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels as of December 31, 2016 based on input levels assigned at September 31, 2016.

Currency Futures Contracts – The Fund entered into currency futures contracts (short) to hedge its foreign currency exposure during the fiscal period. A currency futures contract involves an obligation to purchase or sell a specific currency at a future date. Such contracts are used to sell unwanted currency exposure that comes from holding securities in a market. The contracts are marked to market daily and change in value is recorded as unrealized appreciation or depreciation. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When a currency futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value at time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the currency exchange rates. Cash held at broker as of December 31, 2016 is held for collateral for futures transactions and is restricted from withdrawal.

Written Options Contracts – The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes the Fund to equity price risk.

Spouting Rock/Convex Dynamic Global Macro Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 61.14%
Consumer Discretionary Select Sector SPDR Fund	1,121	$91,249
Energy Select Sector SPDR Fund	1,355	102,059
Financial Select Sector SPDR Fund	8,531	198,346
Industrial Select Sector SPDR Fund	2,589	161,087
Powershares QQQ Trust Series 1	1,068	126,537
Schwab US Small-Cap ETF	1,709	105,069
SPDR Bloomberg Barclays High Yield Bond ETF	3,812	138,947
SPDR S&P 500 ETF	1,028	229,789
Technology Select Sector SPDR Fund	4,063	196,487
Vanguard Mid-Cap ETF	1,157	152,296
Vanguard Mid-Cap Growth ETF	658	69,531
Vanguard Mid-Cap Value ETF	710	69,005
Vanguard Small-Cap Growth ETF	573	76,289
Vanguard Small-Cap Value ETF	1,159	140,239
Vanguard Value ETF	751	69,850

Total Exchange-Traded Funds (Cost $1,765,829)		1,926,780

Money Market Securities — 38.29%
Fidelity Investments Government Money Market Portfolio, Institutional Class, 0.43% (a)	1,206,820	1,206,820

Total Money Market Securities (Cost $1,206,820)		1,206,820

Total Investments – 99.43% (Cost $2,972,649)		3,133,600

Other Assets in Excess of Liabilities – 0.57%		17,826

NET ASSETS – 100.00%		$3,151,426

(a)	Rate disclosed is the seven day effective yield as of December 31, 2016.

At December 31, 2016, the net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

Unrealized appreciation	$159,711
Unrealized depreciation	—

Net unrealized appreciation on investments	$159,711

Aggregate cost of securities for federal income tax purposes	$2,973,889

See accompanying notes which are an integral part of this schedule of investments.

Spouting Rock/Convex Dynamic Global Macro Fund

Related Notes to the Schedule of Investments

December 31, 2016

(Unaudited)

The Spouting Rock/Convex Dynamic Global Macro Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Spouting Rock/Convex Dynamic Global Macro Fund

Related Notes to the Schedule of Investments - continued

December 31, 2016

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser or Sub-Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,926,780	$—	$—	$1,926,780
Money Market Securities	1,206,820	—	—	1,206,820

Total	$3,133,600	$—	$—	$3,133,600

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels as of December 31, 2016 based on input levels assigned at September 30, 2016.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant            Unified Series Trust

By
/s/ David R. Carson
David R. Carson, President

Date 2/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ David R. Carson
David R. Carson, President

Date 2/23/2017

By
/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date 2/23/2017